Earnings/(loss) per share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings/(loss) per share
Earnings/(loss) per share
Basic earnings/(loss) per share

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Net profit/(loss) attributable to shareholders (€m)	136.5	36.4	(337.3)	(167.5)	(128.0)
Weighted average Ordinary Shares and Founder Preferred Shares	176,080,272	183,518,743	145,590,810	50,025,000	n.p.
Basic earnings/(loss) per share (€’s)	0.78	0.20	(2.32)	(3.35)	n.p.

n.p. not presented
For the year ended December 31, 2017, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €136.5 million (year ended December 31, 2016: €36.4 million, nine months ended December 31, 2015: €337.3 million loss) by the weighted average number of ordinary shares of 174,580,272 (December 31, 2016: 182,018,743, 9 months ended December 31, 2015: 144,090,810) and Founder Preferred Shares of 1,500,000 (December 31, 2016: 1,500,000, 9 months ended December 31, 2015: 1,500,000).
Diluted earnings/(loss) per share

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Net profit/(loss) attributable to shareholders (€m)	136.5	36.4	(337.3)	(167.5)	(128.0)
Weighted average Ordinary Shares and Founder Preferred Shares	184,786,162	183,528,621	145,590,810	50,025,000	n.p.
Diluted earnings/(loss) per share (€’s)	0.74	0.20	(2.32)	(3.35)	n.p.

n.p. not presented
For the year ended December 31, 2017, the number of shares in the diluted earnings per share calculation include 8,705,890 shares for the dilutive impact of the Ordinary shares to settle the Founder Preferred Shares Annual Dividend for the year ended December 31, 2017, which were issued in January 2018. Refer to Notes 27 and 38 for further details. There is no adjustment to the profit/(loss) attributable to shareholders.